Intangibles (Details) (USD $)	3 Months Ended	9 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013 In-place leases	Sep. 30, 2013 Above market leases	Sep. 30, 2012 Predecessor	Sep. 30, 2012 Predecessor	Dec. 31, 2012 Predecessor	Dec. 31, 2011 Predecessor	Dec. 31, 2012 Predecessor In-place leases
Intangibles
Cost	$ 28,253,000	$ 28,253,000	$ 26,073,000	$ 2,180,000			$ 12,150,000		$ 12,150,000
Accumulated Amortization	(7,537,000)	(7,537,000)	(7,525,000)	(12,000)			(6,907,000)	(6,235,634)	(6,907,000)
Total	20,716,000	20,716,000	18,548,000	2,168,000			5,243,000	7,217,917	5,243,000
Amortization expense	$ 200,000	$ 600,000			$ 200,000	$ 600,000	$ 912,119	$ 1,286,127